Subsequent Events - Additional Information (Details)	Aug. 14, 2017 USD ($)	Aug. 01, 2017 USD ($)	Jun. 30, 2017	Aug. 31, 2014 USD ($)
Minimum
Subsequent Event [Line Items]
Reverse stock split			0.5
Maximum
Subsequent Event [Line Items]
Reverse stock split			0.1
Secured term loan
Subsequent Event [Line Items]
Secured term loan face amount				$ 7,500,000.0
Subsequent Event
Subsequent Event [Line Items]
Proceeds from definitive agreement for the assignment of CERC 501	$ 25,000,000
Portion of proceeds deposited in escrow	$ 3,750,000
Escrow deposit, term	12 months
Milestone payment from definitive agreement for the assignment of CERC 501	$ 20,000,000
Subsequent Event | Secured term loan
Subsequent Event [Line Items]
Final term loan payment		$ 494,231
Term loan termination fee		$ 187,500